Income Taxes (Tables)	12 Months Ended
Aug. 31, 2018
Income Taxes [Abstract]
Net Deferred Tax Liability

	2018	2017
	$	$
Deferred tax assets	4	4
Deferred tax liabilities	(1,894)	(1,858)
Net deferred tax liability	(1,890)	(1,854)

Significant Changes Recognized To Deferred Income Tax Assets (Liabilities)

	Property, plant and equipment and software assets	Broadcast rights, licences, customer relationships, trademark and brands	Partnership income	Non- capital loss carry- forwards	Accrued charges	Total
	$	$	$	$	$	$
Balance at September 1, 2016	(283)	(1,841)	56	120	40	(1,908)
Recognized in statement of income	13	(25)	(17)	(1)	(9)	(39)
Recognized in discontinued operations	–	8	–	2	(6)	4
Recognized on ViaWest divestiture	5	168	–	(76)	(8)	89
Recognized in other comprehensive income:
Foreign currency translation adjustments	–	10	–	(4)	–	6
Actuarial gains/losses	–	–	–	–	(6)	(6)
Balance at August 31, 2017	(265)	(1,680)	39	41	11	(1,854)
Recognized in statement of income	(25)	(53)	(10)	–	82	(6)
Recognized in other comprehensive income:
Actuarial gains/losses	–	–	–	–	(30)	(30)
Balance at August 31, 2018	(290)	(1,733)	29	41	63	(1,890)

Income Tax Expense Differs From Computed Amount Applying Statutory Rates To Income Before Income Taxes

	2018	2017
	$	$
Current statutory income tax rate	26.8%	26.7%
Income tax expense at current statutory rates	56	197
Net increase (decrease) in taxes resulting from:
Effect of tax rate changes	28	(5)
Equity (income) loss of an associate not recognized	54	(20)
Other	5	9
Income tax expense	143	181

Components Of Income Tax Expense

	2018	2017
	$	$
Current income tax expense	137	142
Deferred tax expense (recovery) related to temporary differences	(22)	44
Deferred tax expense (recovery) from tax rate changes	28	(5)
Income tax expense	143	181